Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 21. Subsequent Events

Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued. Recognized subsequent events are events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements. Non-recognized subsequent events are events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after that date. Management has reviewed the events occurring through the date the consolidated financial statements were issued and, other than what is disclosed below, no subsequent events occurred requiring accrual or disclosure.

On March 1, 2018, Parkway, Skyline, and Great State Bank, a North Carolina state-chartered bank (“GSB”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) under which Parkway will acquire GSB. The Merger Agreement provides that, upon the terms and subject to the conditions set forth therein, GSB will merge with and into Skyline (the “Merger”), with Skyline as the surviving bank in the Merger. The Merger Agreement was unanimously approved and adopted by the Board of Directors of each of Parkway and GSB. Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), GSB shareholders will have the right to receive 1.21 shares of the common stock of Parkway for each share of the common stock of GSB held immediately prior to the Effective Time.

In connection with the execution of the Merger Agreement, all of the directors of GSB entered into support and non-competition agreements with Parkway pursuant to which such individuals, in their capacities as shareholders of GSB, have agreed, among other things, to vote their respective shares of common stock in favor to the approval of the Merger Agreement and to certain non-competition and non-solicitation covenants. The Merger Agreement contains customary representations, warranties and covenants of each of Parkway and Skyline and GSB. The completion of the Merger is subject to various closing conditions, including obtaining the requisite approvals of Parkway’s and GSB’s shareholders and receiving certain regulatory approvals. GSB has also agreed to customary non-solicitation covenants relating to alternative acquisition proposals. The Merger Agreement also provides that, upon termination of the Merger Agreement under specified circumstances, GSB may be required to pay to Parkway a termination fee of $575,000. The merger is currently expected to close in the third quarter of 2018.